Other Costs	12 Months Ended
Dec. 31, 2013
Other Costs [Abstract]
Other Costs
Note 3: Other Costs

Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

OneSubsea formation and integration costs	$51.8	$2.7	$–
Currency devaluation	9.5	–	–
Acquisition integration costs	8.0	13.2	–
Impairment of intangibles	–	17.6	–
International pension settlement costs	–	6.6	–
Indemnity settlement with BP Exploration and Production Inc.	–	–	82.5
BOP and insurance litigation costs	3.0	2.5	60.7
Costs associated with retiring the Company’s 2.5% convertible debentures	–	–	14.5
Mark-to-market impact on currency derivatives not designated as accounting hedges	1.1	(15.7)	9.3
Severance, restructuring and other costs	19.3	6.6	10.4

Total other costs	$92.7	$33.5	$177.4

Acquisition integration costs consist of costs incurred for the integration of the operations of certain newly acquired businesses with the existing operations of the Company, largely reflecting the costs associated with converting legacy systems to the Company’s SAP information systems.